THE ALGER FUNDS II
360 Park Avenue South
New York, New York  10010

October 31, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:          The Alger Funds II (File Nos.:  811-1743, 33-98102)

Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of The Alger Funds II (the “Trust”), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 66 (the “Amendment”) under the Securities Act to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed to make changes to two of the Trust’s portfolios—Alger Green Fund and Alger Dynamic Opportunities Fund.

We are expanding the principal investment strategy of Alger Green Fund from focusing exclusively on environmental sustainability criteria to considering social and governance criteria as well.  The Fund’s name will change from Alger Green Fund to Alger Responsible Investing Fund.  The Fund’s investment objective to seek long-term capital appreciation will not change.  We are providing a notice to shareholders in compliance with Rule 35d-1 under the Investment Company Act of 1940, as amended.

The changes we propose with respect to the investment strategy of Alger Dynamic Opportunities Fund are minor, and no notice to shareholders is required.  We are including these changes in the Amendment to provide the staff of the Securities and Exchange Commission an opportunity to review the changes and provide comments.

The Trust intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to file the consent of the Trust’s independent registered public accounting firm and to make certain other revisions.

Should members of the Staff have any questions or comments regarding the Amendment, they may contact me at 212.806.8833 or lmoss@alger.com

Very truly yours,

/s/ Lisa A. Moss
Lisa A. Moss
cc: Hal Liebes, Esq.